Annual Total Returns- DWS Core Equity VIP (Class A) [BarChart] - Class A - DWS Core Equity VIP - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.14%)	15.81%	37.33%	11.82%	5.25%	10.48%	21.02%	(5.69%)	30.30%	16.13%